Other risks and contingent liabilities (Details)							3 Months Ended	6 Months Ended	252 Months Ended
	Jun. 30, 2026	Jun. 25, 2026	May 07, 2026	Apr. 07, 2026	Jun. 18, 2024 item	Jul. 04, 2023 shareholder	Jun. 30, 2026 MBoe / d	Jun. 30, 2026	Dec. 31, 2040	Mar. 31, 2026
SATORP
Disclosure of contingent liabilities
Percentage of nominal capacity in use			70.00%	50.00%
Stake held in associate (as a percent)	37.50%
SATORP | Aramco
Disclosure of contingent liabilities
Stake held in associate (as a percent)	62.50%
Yemen LNG
Disclosure of contingent liabilities
Stake held in associate (as a percent)								39.62%
Middle East
Disclosure of contingent liabilities
Production impacted by conflict | MBoe / d							210
Middle East | Minimum
Disclosure of contingent liabilities
Percentage of oil and gas production impacted by conflict	5.00%
Middle East | Maximum
Disclosure of contingent liabilities
Percentage of oil and gas production impacted by conflict	10.00%
Qatar, Iraq and UAE offshore
Disclosure of contingent liabilities
Percentage of oil and gas production shut down										15.00%
France | Dispute relating to completion of Vigilance Plan
Disclosure of contingent liabilities
Percentage of reduction in net direct and indirect CO2 emissions, per injunction sought after by certain associations and local communities before Court of Justice									40.00%
Number of plaintiffs struck out | item					17
Number of plaintiffs | item					22
Period to update vigilance plan		6 months
France | Dispute relating to annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023
Disclosure of contingent liabilities
Number of shareholders seeking Number of shareholders seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023						9
Number of shareholder companies seeking annulment of resolution no.3 passed by Annual Shareholders’ Meeting on May 26, 2023						2
Number of shareholder individuals seeking annulment of resolution no.3 passed by Annual Shareholders' Meeting on May 26, 2023						7